ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Significant Accounting Policies

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization and Business Description

Orchid Island Capital, Inc. (“Orchid” or the “Company”), was incorporated in Maryland on August 17, 2010 for the purpose of creating and managing a leveraged investment portfolio consisting of residential mortgage-backed securities (“RMBS”). From incorporation to February 20, 2013 Orchid was a wholly owned subsidiary of Bimini Capital Management, Inc. (“Bimini”). Orchid began operations on November 24, 2010 (the date of commencement of operations). From incorporation through November 24, 2010, Orchid’s only activity was the issuance of common stock to Bimini.

On August 2, 2017, Orchid entered into an equity distribution agreement (the “August 2017 Equity Distribution Agreement”) with two sales agents pursuant to which the Company could offer and sell, from time to time, up to an aggregate amount of $125,000,000 of shares of the Company’s common stock in transactions that were deemed to be “at the market” offerings and privately negotiated transactions. The Company issued a total of 15,123,178 shares under the August 2017 Equity Distribution Agreement for aggregate gross proceeds of approximately $125.0 million, and net proceeds of approximately $123.1 million, net of commissions and fees, prior to its termination in July 2019.

On July 30, 2019, Orchid entered into an underwriting agreement (the “2019 Underwriting Agreement”) with Morgan Stanley & Co. LLC, Citigroup Global Markets Inc. and J.P. Morgan Securities LLC, as representatives of the underwriters named therein, relating to the offer and sale of 7,000,000 shares of the Company’s common stock at a price to the public of $6.55 per share. The underwriters purchased the shares pursuant to the 2019 Underwriting Agreement at a price of $6.3535 per share. The closing of the offering of 7,000,000 shares of common stock occurred on August 2, 2019, with net proceeds to the Company of approximately $44.2 million after deduction of underwriting discounts and commissions and other estimated offering expenses.

On January 23, 2020, Orchid entered into an equity distribution agreement (the “January 2020 Equity Distribution Agreement”) with three sales agents pursuant to which the Company could offer and sell, from time to time, up to an aggregate amount of $200,000,000 of shares of the Company’s common stock in transactions that were deemed to be “at the market” offerings and privately negotiated transactions. The Company issued a total of 3,170,727 shares under the January 2020 Equity Distribution Agreement for aggregate gross proceeds of $19.8 million, and net proceeds of approximately $19.4 million, net of commissions and fees, prior to its termination in August 2020.

On August 4, 2020, Orchid entered into an equity distribution agreement (the “August 2020 Equity Distribution Agreement”) with four sales agents pursuant to which the Company may offer and sell, from time to time, up to an aggregate amount of $150,000,000 of shares of the Company’s common stock in transactions that are deemed to be “at the market” offerings and privately negotiated transactions. Through December 31, 2020, the Company issued a total of 9,848,513 shares under the August 2020 Equity Distribution Agreement for aggregate gross proceeds of approximately $52.5 million, and net proceeds of approximately $51.6 million, net of commissions and fees. Subsequent to December 31, 2020 through February 26, 2021, the Company issued a total of 308,048 shares under the August 2020 Equity Distribution Agreement for aggregate gross proceeds of approximately $1.6 million.

COVID-19 Impact

Beginning in mid-March 2020, the global pandemic associated with the novel coronavirus (“COVID-19”) and related economic conditions began to impact our financial position and results of operations. As a result of the economic, health and market turmoil brought about by COVID-19, the Agency RMBS market experienced severe dislocations. This resulted in falling prices of our assets and increased margin calls from our repurchase agreement lenders. Further, as interest rates declined, we faced additional margin calls related to our various hedge positions. In order to maintain sufficient cash and liquidity, reduce risk and satisfy margin calls, we were forced to sell assets at levels significantly below their carrying values and closed several hedge positions. During this period, we sold approximately $1.1 billion of Agency RMBS, resulting in losses of approximately $31.4 million. Also during this period, we terminated interest rate swap positions with an aggregate notional value of $860.0 million and incurred approximately $45.0 million in fair value losses on the positions through the date of the respective terminations.

The Agency RMBS market largely stabilized after the Federal Reserve announced on March 23, 2020 that it would purchase Agency RMBS and U.S. Treasuries in the amounts needed to support smooth market functioning. As of December 31, 2020, we had timely satisfied all margin calls.

Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may continue to have adverse effects on the Company’s results of future operations, financial position, and liquidity in fiscal year 2021.

In addition, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security (CARES) Act, which has provided billions of dollars of relief to individuals, businesses, state and local governments, and the health care system suffering the impact of the pandemic, including mortgage loan forbearance and modification programs to qualifying borrowers who may have difficulty making their loan payments. As certain time limits imposed in the CARES Act programs began to expire, on December 27, 2020, President Trump signed into law an additional coronavirus aid package as part of the Consolidated Appropriations Act, 2021, providing for extensions of many of the CARES Act policies and programs as well as billions of dollars of additional relief. The Company has evaluated the provisions of the CARES Act and the Consolidated Appropriations Act, 2021 and has determined that it will not have a material effect on the Company’s business, results of operations and financial condition.

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The significant estimates affecting the accompanying financial statements are the fair values of RMBS and derivatives. Management believes the estimates and assumptions underlying the financial statements are reasonable based on the information available as of December 31, 2020; however, uncertainty over the ultimate impact that COVID-19 will have on the global economy generally, and on Orchid’s business in particular, makes any estimates and assumptions as of December 31, 2020 inherently less certain than they would beabsent the current and potential impacts of COVID-19.

Variable Interest Entities (VIEs)

We obtain interests in VIEs through our investments in mortgage-backed securities. Our interests in these VIEs are passive in nature and are not expected to result in us obtaining a controlling financial interest in these VIEs in the future. As a result, we do not consolidate these VIEs and we account for our interest in these VIEs as mortgage-backed securities. See Note 2 for additional information regarding our investments in mortgage-backed securities. Our maximum exposure to loss for these VIEs is the carrying value of the mortgage-backed securities.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on deposit with financial institutions and highly liquid investments with original maturities of three months or less at the time of purchase. Restricted cash includes cash pledged as collateral for repurchase agreements and other borrowings, and interest rate swaps and other derivative instruments.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands)
	December 31, 2020	December 31, 2019
Cash and cash equivalents	$220,143	$193,770
Restricted cash	79,363	84,885
Total cash, cash equivalents and restricted cash	$299,506	$278,655

The Company maintains cash balances at three banks and excess margin on account with two exchange clearing members. At times, balances may exceed federally insured limits. The Company has not experienced any losses related to these balances. The Federal Deposit Insurance Corporation insures eligible accounts up to $250,000 per depositor at each financial institution. Restricted cash balances are uninsured, but are held in separate customer accounts that are segregated from the general funds of the counterparty. The Company limits uninsured balances to only large, well-known banks and exchange clearing members and believes that it is not exposed to any significant credit risk on cash and cash equivalents or restricted cash balances.

Mortgage-Backed Securities

The Company invests primarily in mortgage pass-through residential mortgage backed certificates issued by Freddie Mac, Fannie Mae or Ginnie Mae (“RMBS”), collateralized mortgage obligations (“CMOs”), interest-only (“IO”) securities and inverse interest-only (“IIO”) securities representing interest in or obligations backed by pools of RMBS. We refer to RMBS and CMOs as PT RMBS. We refer to IO and IIO securities as structured RMBS. The Company has elected to account for its investment in RMBS under the fair value option. Electing the fair value option requires the Company to record changes in fair value in the statement of operations, which, in management’s view, more appropriately reflects the results of our operations for a particular reporting period and is consistent with the underlying economics and how the portfolio is managed.

The Company records RMBS transactions on the trade date. Security purchases that have not settled as of the balance sheet date are included in the RMBS balance with an offsetting liability recorded, whereas securities sold that have not settled as of the balance sheet date are removed from the RMBS balance with an offsetting receivable recorded.

Fair value is defined as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. The fair value measurement assumes that the transaction to sell the asset or transfer the liability either occurs in the principal market for the asset or liability, or in the absence of a principal market, occurs in the most advantageous market for the asset or liability. Estimated fair values for RMBS are based on independent pricing sources and/or third party broker quotes, when available.

Income on PT RMBS securities is based on the stated interest rate of the security. Premiums or discounts present at the date of purchase are not amortized. Premium lost and discount accretion resulting from monthly principal repayments are reflected in unrealized gains (losses) on RMBS in the statements of operations. For IO securities, the income is accrued based on the carrying value and the effective yield. The difference between income accrued and the interest received on the security is characterized as a return of investment and serves to reduce the asset’s carrying value. At each reporting date, the effective yield is adjusted prospectively for future reporting periods based on the new estimate of prepayments and the contractual terms of the security. For IIO securities, effective yield and income recognition calculations also take into account the index value applicable to the security. Changes in fair value of RMBS during each reporting period are recorded in earnings and reported as unrealized gains or losses on mortgage-backed securities in the accompanying statements of operations.

Derivative Financial Instruments

The Company uses derivative and other hedging instruments to manage interest rate risk, facilitate asset/liability strategies and manage other exposures, and it may continue to do so in the future. The principal instruments that the Company has used to date are Treasury Note (“T-Note”), Fed Funds and Eurodollar futures contracts, short positions in U.S. Treasury securities, interest rate swaps, options to enter in interest rate swaps (“interest rate swaptions”) and “to-be-announced” (“TBA”) securities transactions, but the Company may enter into other derivative and other hedging instruments in the future.

The Company accounts for TBA securities as derivative instruments. Gains and losses associated with TBA securities transactions are reported in gain (loss) on derivative instruments in the accompanying statements of operations.

Derivative and other hedging instruments are carried at fair value, and changes in fair value are recorded in earnings for each period. The Company’s derivative financial instruments are not designated as hedge accounting relationships, but rather are used as economic hedges of its portfolio assets and liabilities.

Holding derivatives creates exposure to credit risk related to the potential for failure on the part of counterparties and exchanges to honor their commitments. In the event of default by a counterparty, the Company may have difficulty recovering its collateral and may not receive payments provided for under the terms of the agreement. The Company’s derivative agreements require it to post or receive collateral to mitigate such risk. In addition, the Company uses only registered central clearing exchanges and well-established commercial banks as counterparties, monitors positions with individual counterparties and adjusts posted collateral as required.

Financial Instruments

The fair value of financial instruments for which it is practicable to estimate that value is disclosed, either in the body of the financial statements or in the accompanying notes. RMBS, Eurodollar, Fed Funds and T-Note futures contracts, interest rate swaps, interest rate swaptions and TBA securities are accounted for at fair value in the balance sheets. The methods and assumptions used to estimate fair value for these instruments are presented in Note 13 of the financial statements.

The estimated fair value of cash and cash equivalents, restricted cash, accrued interest receivable, receivable for securities sold, other assets, due to affiliates, repurchase agreements, payable for unsettled securities purchased, accrued interest payable and other liabilities generally approximates their carrying values as of December 31, 2020 and December 31, 2019 due to the short-term nature of these financial instruments.

Repurchase Agreements

The Company finances the acquisition of the majority of its RMBS through the use of repurchase agreements under master repurchase agreements. Repurchase agreements are accounted for as collateralized financing transactions, which are carried at their contractual amounts, including accrued interest, as specified in the respective agreements.

Reverse Repurchase Agreements and Obligations to Return Securities Borrowed under Reverse Repurchase Agreements

The Company borrows securities to cover short sales of U.S. Treasury securities through reverse repurchase transactions under our master repurchase agreements. We account for these as securities borrowing transactions and recognize an obligation to return the borrowed securities at fair value on the balance sheet based on the value of the underlying borrowed securities as of the reporting date. The securities received as collateral in connection with our reverse repurchase agreements mitigate our credit risk exposure to counterparties. Our reverse repurchase agreements typically have maturities of 30 days or less.

Manager Compensation

The Company is externally managed by Bimini Advisors, LLC (the “Manager” or “Bimini Advisors”), a Maryland limited liability company and wholly-owned subsidiary of Bimini. The Company’s management agreement with the Manager provides for payment to the Manager of a management fee and reimbursement of certain operating expenses, which are accrued and expensed during the period for which they are earned or incurred. Refer to Note 14 for the terms of the management agreement.

Earnings Per Share

Basic earnings per share (“EPS”) is calculated as net income or loss attributable to common stockholders divided by the weighted average number of shares of common stock outstanding or subscribed during the period. Diluted EPS is calculated using the treasury stock or two-class method, as applicable, for common stock equivalents, if any. However, the common stock equivalents are not included in computing diluted EPS if the result is anti-dilutive.

Income Taxes

Orchid has qualified and elected to be taxed as a REIT under the Code. REITs are generally not subject to federal income tax on their REIT taxable income provided that they distribute to their stockholders at least 90% of their REIT taxable income on an annual basis. In addition, a REIT must meet other provisions of the Code to retain its tax status.

Orchid assesses the likelihood, based on their technical merit, that uncertain tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. All of Orchid’s tax positions are categorized as highly certain. There is no accrual for any tax, interest or penalties related to Orchid’s tax position assessment. The measurement of uncertain tax positions is adjusted when new information is available, or when an event occurs that requires a change.

Recent Accounting Pronouncements

On January 1, 2020, we adopted Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires credit losses on most financial assets measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss model). The Company’s adoption of this ASU did not have a material effect on its financial statements as its financial assets were already measured at fair value through earnings.

In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional expedients and exceptions to GAAP requirements for modifications on debt instruments, leases, derivatives, and other contracts, related to the expected market transition from the London Interbank Offered Rate (“LIBOR”), and certain other floating rate benchmark indices, or collectively, IBORs, to alternative reference rates. ASU 2020-04 generally considers contract modifications related to reference rate reform to be an event that does not require contract remeasurement at the modification date nor a reassessment of a previous accounting determination. The guidance in ASU 2020-04 is optional and may be elected over time, through December 31, 2022, as reference rate reform activities occur. The Company does not believe the adoption of this ASU will have a material impact on its financial statements.

In January 2021, the FASB issued ASU 2021-01 “Reference Rate Reform (Topic 848). ASU 2021-01 expands the scope of ASC 848 to include all affected derivatives and give market participants the ability to apply certain aspects of the contract modification and hedge accounting expedients to derivative contracts affected by the discounting transition. In addition, ASU 2021-01 adds implementation guidance to permit a company to apply certain optional expedients to modifications of interest rate indexes used for margining, discounting or contract price alignment of certain derivatives as a result of reference rate reform initiatives and extends optional expedients to account for a derivative contract modified as a continuation of the existing contract and to continue hedge accounting when certain critical terms of a hedging relationship change to modifications made as part of the discounting transition. The guidance in ASU 2021-01 is effective immediately and available generally through December 31, 2022, as reference rate reform activities occur. The Company does not believe the adoption of this ASU will have a material impact on its financial statements.